Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Schedule of Intangible Assets [Abstract]
Patent right	$ 6,877	$ 7,025
Less: Accumulated amortization	(1,089)	(937)
Totals	$ 5,788	$ 6,088